Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows - Operating Activities
Net income	$ 41,450	$ 21,293	$ 59,238
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	104,585	92,026	49,664
Loss (income) from equity investments in real estate in excess of distributions received	3,293	(824)	(1,660)
Issuance of shares to affiliate in satisfaction of fees due	11,788	16,768	11,753
Gain on bargain purchase	(1,617)	(28,709)	0
Issuance of Special Member Interest	0	34,300	0
Gain on deconsolidation of a subsidiary	0	(1,167)	(7,082)
Loss (gain) on sale of real estate	4,087	(471)	0
Unrealized loss on foreign currency transactions and others	455	2,308	768
Realized loss (gain) on foreign currency transactions and others	17	(1,815)	(856)
Straight-line rent adjustment and amortization of rent-related intangibles	16,463	357	594
Gain on extinguishment of debt	(5,130)	(3,135)	(879)
Impairment charges	16,058	23,663	9,808
Net changes in other operating assets and liabilities	(510)	2,333	42
Net cash provided by operating activities	190,939	156,927	121,390
Cash Flows - Investing Activities
Distributions received from equity investments in real estate in excess of equity income	14,489	38,034	5,245
Acquisitions of real estate and other capital expenditures	(3,125)	(7,794)	(24,285)
Cash acquired through Merger	0	189,438	0
Cash and other distributions paid to liquidating shareholders of CPA:14 in connection with the Merger	0	(539,988)	0
Cash acquired on issuance of additional shares in subsidiary	0	7,121	0
Maturities (purchases) of debt securities	133	(4,340)	(7,794)
Proceeds from sale of real estate	25,066	131,077	1
Funds placed in escrow	(16,648)	(11,735)	(7,481)
Funds released from escrow	16,960	18,828	9,813
Payment of deferred acquisition fees to an affiliate	(1,633)	(1,911)	(6,261)
Proceeds from repayment of notes receivable and CCMT	37,356	0	0
Net cash provided by (used in) investing activities	72,598	(181,270)	(30,762)
Cash Flows - Financing Activities
Distributions paid	(134,649)	(103,880)	(82,013)
Contributions from noncontrolling interests	20,797	2,597	3,534
Distributions to noncontrolling interests	(31,108)	(44,768)	(37,593)
Scheduled payments of mortgage principal	(85,990)	(52,034)	(21,613)
Prepayments of mortgage principal	(62,439)	(155,489)	(29,000)
Proceeds from mortgage financing	67,555	76,275	36,946
Proceeds from line of credit	35,000	327,000	0
Repayments of line of credit	(119,000)	(100,000)	0
Funds placed in escrow	83	64	8,090
Funds released from escrow	(2,738)	(1,025)	(9,404)
Deferred financing costs and mortgage deposits	(3,568)	(6,080)	(41)
Proceeds from issuance of shares, net of issuance costs	34,911	152,330	30,587
Purchase of treasury stock	(26,226)	(18,922)	(15,444)
Net cash (used in) provided by financing activities	(307,372)	76,068	(115,951)
Change in Cash and Cash Equivalents During the Year
Effect of exchange rate changes on cash	546	(1,043)	350
Net (decrease) increase in cash and cash equivalents	(43,289)	50,682	(24,973)
Cash and cash equivalents, beginning of year	109,694	59,012	83,985
Cash and cash equivalents, end of year	$ 66,405	$ 109,694	$ 59,012